Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	N2OFF, INC.
Entity Central Index Key	0001789192
Entity Tax Identification Number	26-4684680
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	HaPardes 134 (Meshek Sander)
Entity Address, City or Town	Neve Yarak
City Area Code	(347)
Local Phone Number	468-9583
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	701 S. Carson Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	(888)
Local Phone Number	528-2677
Contact Personnel Name	VCorp Services, LLC